SCHEDULE OF SALES REVENUE (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenues		$ 113,458	$ 73,295	$ 240,987	$ 143,609
Mining operation [member]
IfrsStatementLineItems [Line Items]
Revenues	[1]	74,804	51,223	152,021	103,714
Ore processings [member]
IfrsStatementLineItems [Line Items]
Revenues	[2]	$ 38,654	$ 22,072	$ 88,966	$ 39,895

[1]	Sales revenue from mining operations
[2]	Sales revenue from ore processing